Balance Sheet Details - Intangible assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Finite-Lived Intangible Assets [Line Items]
Gross Book Value	$ 23,039	$ 20,502
Accumulated Amortization	(12,093)	7,781
Net Book Value	10,946	12,721	$ 9,917
Foreign currency exchange difference	200
Data sharing agreement
Finite-Lived Intangible Assets [Line Items]
Gross Book Value	10,653	10,345	10,502
Accumulated Amortization	(3,085)	1,518	(4,166)
Net Book Value	7,568	8,827	6,336
Foreign currency exchange difference		300
Amortization expense	1,400	1,400
Internally developed software
Finite-Lived Intangible Assets [Line Items]
Gross Book Value	12,386	10,157	14,317
Accumulated Amortization	(9,008)	6,263	(10,736)
Net Book Value	3,378	3,894	$ 3,581
Amortization expense	$ 2,400	$ 1,500